Earnings per share	6 Months Ended
Sep. 30, 2013
Earnings per share

11. Earnings per share:

A reconciliation of the amounts and the numbers used in the calculation of net income attributable to NHI shareholders per share (basic and diluted) is as follows:

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2012	2013
Basic—
Net income attributable to NHI shareholders	¥4,700	¥104,007
Weighted average number of shares outstanding	3,682,504,520	3,705,701,979
Net income attributable to NHI shareholders per share	¥1.28	¥28.07

Diluted—
Net income attributable to NHI shareholders	¥4,678	¥103,984
Weighted average number of shares outstanding	3,746,279,139	3,822,698,904
Net income attributable to NHI shareholders per share	¥1.25	¥27.20

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2012	2013
Basic—
Net income attributable to NHI shareholders	¥2,809	¥38,113
Weighted average number of shares outstanding	3,691,932,626	3,704,488,401
Net income attributable to NHI shareholders per share	¥0.76	¥10.29

Diluted—
Net income attributable to NHI shareholders	¥2,793	¥38,108
Weighted average number of shares outstanding	3,755,137,084	3,813,279,230
Net income attributable to NHI shareholders per share	¥0.74	¥9.99

Net income attributable to NHI shareholders is adjusted to reflect the decline in Nomura’s equity share of earnings of subsidiaries and affiliates for the six and three months ended September 30, 2012 and 2013, arising from options to purchase common shares issued by subsidiaries and affiliates.

The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential issuance of common shares arising from stock-based compensation plans issued by the Company, which would have minimal impact on EPS for the six and three months ended September 30, 2012 and 2013.

Antidilutive stock options to purchase 13,776,300 and 22,980,700 common shares were not included in the computation of diluted EPS for the six and three months ended September 30, 2012, respectively. Antidilutive stock options to purchase 6,270,500 and 2,374,500 common shares were not included in the computation of diluted EPS for the six and three months ended September 30, 2013, respectively.